Vessels, Net - Disposal of Vessels (Details) $ in Thousands	1 Months Ended	6 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Jan. 27, 2016 USD ($)	Jun. 18, 2015 USD ($) shares	Oct. 04, 2016 USD ($)	Nov. 15, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Property, Plant and Equipment [Line Items]
Gain/ (loss) on sale of vessels					$ 0	$ 11,749	$ 5,771
Interest costs capitalized					0	0	104
Net cash proceeds from sale of vessels					$ 0	$ 89,988	$ 71,224
Nave Lucida
Property, Plant and Equipment [Line Items]
Gain/ (loss) on sale of vessels	$ 2,282
Net cash proceeds from sale of vessels	$ 18,449
Nave Universe
Property, Plant and Equipment [Line Items]
Gain/ (loss) on sale of vessels			$ 4,847
Net cash proceeds from sale of vessels			35,768
Nave Universe | HSH Nordbank AG $40,300
Property, Plant and Equipment [Line Items]
Early repayment of debt			$ 16,372
Nave Constellation
Property, Plant and Equipment [Line Items]
Gain/ (loss) on sale of vessels				$ 4,620
Net cash proceeds from sale of vessels				35,771
Nave Constellation | HSH Nordbank AG $40,300
Property, Plant and Equipment [Line Items]
Early repayment of debt				$ 16,372
Nave Celeste
Property, Plant and Equipment [Line Items]
Vessel type					2003-built VLCC
Vessels capacity in DWT					298,717
C. Dream
Property, Plant and Equipment [Line Items]
Vessel type					2000 built VLCC
Vessels capacity in DWT					298,570
Nave Celeste and C. Dream
Property, Plant and Equipment [Line Items]
Gain/ (loss) on sale of vessels		$ 5,771
Net cash proceeds from sale of vessels		71,224
Nave Celeste and C. Dream | Navios Midstream
Property, Plant and Equipment [Line Items]
Sale price		100,000
Cash received		$ 73,000
Nave Celeste and C. Dream | Subordinated Series A Units | Navios Midstream
Property, Plant and Equipment [Line Items]
Units exchanged | shares		1,592,920